Intangible Assets, net and Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets	Intangible assets as of December 31, 2022, all of which after impairments are attributable to Ample, consist of the following:
	Weighted average remaining amortization period (in years)	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Acquired developed technology	0.50	$5,978,080	$(3,480,769)	$(2,375,645)	$121,666
Acquired trade names	0.52	566,920	(365,627)	(158,237)	43,056
Customer relationships	12.50	3,440,000	(763,500)	(676,500)	2,000,000
Total intangible assets		$9,985,000	$(4,609,896)	$(3,210,382)	$2,164,722

Capitalized software – In-service	1.17	12,038,149	(8,452,649)	(2,930,944)	654,556
Capitalized software – Work in progress	N/A	1,689,976	—	(1,689,976)	—
Total capitalized software		13,728,125	(8,452,649)	(4,620,920)	654,556
Total finite-lived intangible assets		$23,713,125	$(13,062,545)	$(7,831,302)	$2,819,278
Intangible assets as of December 31, 2021 consist of the following:
	Weighted average remaining amortization period (in years)	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Acquired developed technology	3.35	$5,978,080	$(2,703,157)	$—	$3,274,923
Acquired trade names	3.09	566,920	(234,160)	—	332,760
Customer relationships	10.18	3,440,000	(494,000)	—	2,946,000
Total intangible assets		$9,985,000	$(3,431,317)	$—	$6,553,683

Capitalized software – In-service	2.02	8,738,801	(4,388,524)	—	4,350,277
Capitalized software – Work in progress	N/A	2,886,859	—	(296,483)	2,590,376
Total capitalized software		11,625,660	(4,388,524)	(296,483)	6,940,653
Total finite-lived intangible assets		$21,610,660	$(7,819,841)	$(296,483)	$13,494,336

Schedule of Amortization Expense Relating to Intangible Assets	As of December 31, 2022, expected amortization expense relating to intangible assets and capitalized software for each of the next five years is as follows:
	Intangible Assets	Capitalized Software
2023	$324,722	$542,479
2024	160,000	112,077
2025	160,000	—
2026	160,000	—
2027	160,000	—
Thereafter	1,200,000	—
Total	$2,164,722	$654,556

Schedule of Changes in the Carrying Amount of Goodwill	The following table reflects the changes in the carrying amount of goodwill:
Balance as of December 31, 2020	$41,789,527
Additions due to acquisition of Viridian	5,408,884
Impairment	(14,354,114)
Balance as of December 31, 2021	$32,844,297
Impairment	(31,135,994)
Balance as of December 31, 2022	$1,708,303